Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

NOTE 3 — Share-Based Compensation

As indicated above, the Company recognizes compensation expense for all share-based compensation awards made to employees and directors based on market price of the shares on the date of grant. A summary of the Company’s share-based compensation plans is presented below.

Equity Award Plans

The Company has adopted several equity award plans, all of which have been approved by the Company’s shareholders that authorize the granting of options, restricted stock and other forms of equity awards of the Company’s common shares subject to certain conditions. At December 31, 2012, the Company had reserved 7.7 million of its common shares for issuance of share-based compensation awards under the Company’s equity award plans.

Option award plans require options to be granted at the fair value of the shares underlying the options at the date of the grant and generally become exercisable over periods ranging from three to five years and expire in ten years. Beginning in 2005, the Compensation Committee of the Board of Directors of the Company (the “Board”) authorized and issued restricted stock and restricted stock units to the Company’s employees, including its executive officers and certain non-employee directors (the “Participants”) under the Company’s equity compensation plans. The restricted stock award program offers Participants the opportunity to earn shares of our common stock over time, rather than options that give Participants the right to purchase stock at a set price. Certain restricted stock units are performance-based issued at a target number with the actual number of restricted shares issued ranging based on achievement of the performance criteria. Restricted stock awards are grants that entitle the holder to shares of common stock subject to certain terms. Restricted stock awards generally have restrictions eliminated over a one to four year period. Restrictions generally lapse for non-employee directors after one year. Restrictions generally lapse for employees over a two to four year period. The fair value of restricted stock grants is based on the market price of our common stock on the respective grant dates. Restricted stock compensation is being amortized and charged to operations over the same period as the restrictions are eliminated for the Participants.

Share-Based Compensation

Share-based compensation expense recognized in the Company’s results of operations for the years ended December 31, 2012, 2011 and 2010 was $48.8 million, $39.8 million and $23.5 million, respectively.